RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

16.	RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related parties

Name	Relationship with the Group

Bluemount Group Limited	Shareholder of the Company
Echo International Holdings Group Limited	Shareholder of the Company
Lissington Limited	Shareholder of the Company since May 14, 2024
ECGO International Limited	Substantial shareholder of Echo International Holdings Group Limited (“Echo International”) until October 18, 2023
Yuk Cuisine Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Yuk Cuisine (Hong Kong) Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Echo Asia (Hong Kong) Limited	Common director (Ms. Chan Wan Shan Sandra) and a wholly-owned subsidiary of Echo International
Bluemount Credit Limited	Common directors (Ms. Chan Wan Shan Sandra and Mr. Pan Jiye) until March 31, 2024 and a wholly-owned subsidiary of Lissington Limited
Bluemount Financial Holdings Limited	Common directors (Ms. Chan Wan Shan Sandra and Mr. Pan Jiye)
Bluemount Investment Fund SPC	Common director (Ms. Chan Wan Shan Sandra)
Global New Normal Anti-Inflation Limited Partnership Fund SPC	Investment manager of the fund until March 1, 2024
Ms. Chan Wan Shan Sandra	Director of the Company
Mr. Pan Jiye	Director of the Company

(a)	Amount due to a director

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Amount due to a director
Chan Wan Shan Sandra	3,168	3,407

The amount is unsecured, non-interest bearing and repayable on demand.

(b)	Transactions with related parties

		For the year ended March 31,
		2023	2024	2025
Name of related parties	Transaction nature	HK$’000	HK$’000	HK$’000

Echo International Holdings Group Limited	Interest expense on dividend payables	348	348	-
Echo International Holdings Group Limited	Placing commission income	505	-	-
Bluemount Investment Fund SPC[1] - Cyber Investment Fund SP	Asset management fee	55	7	12
Bluemount Investment Fund SPC[1] - Bluemount Investment Fund SP	Asset management fee	623	429	245
Bluemount Investment Fund SPC[1] - Sunrise Global Strategies Fund SP	Asset management fee	25	-	-
Bluemount Investment Fund SPC[1] - Global Strategy Fund SP	Asset management fee	-	-	3,979
Global New Normal Anti-Inflation Limited Partnership Fund SPC[2]	Asset management fee	-	330	-
Echo Asia (Hong Kong) Limited	Purchases of timepieces	-	-	4,507

[1] Bluemount Asset Management Limited (“BAML”) was appointed by Bluemount Investment Fund SPC (the “Fund”) as the investment manager (“Manager”) to manage 4 Segregated Portfolios of the Fund. Included but not limited to making investment decisions, implementing investment strategies, and ensuring compliance with applicable regulations and guidelines.

[2] BAML was appointed by this fund as the Manager of Global New Normal Anti-Inflation Limited Partnership Fund SPC to manage the Segregated Portfolio of this fund. Included but not limited to making investment decisions, implementing investment strategies, and ensuring compliance with applicable regulations and guidelines.

(i)	Cyber Investment Fund SP (“Cyber SP”)

Pursuant to the supplement to the Private Placement Memorandum between Cyber SP and BAML, Cyber SP shall pay BAML an asset management fee equal to one-fourth of 0.9 per cent per quarter of the net asset value of each series of Class A shares as at the last valuation day in each quarter. The asset management fee will be calculated quarterly and payable in Hong Kong dollars in arrears as soon as reasonably practicable after the end of March, June, September and December in each year. BAML will also be entitled to receive a performance fee from Cyber SP in respect of each series of participating share in issue. For each performance period, the performance fee in respect of each series of Class A shares will be equal to forty per cent of the appreciation in the net asset value of the series during the performance period above the high water mark.

(ii)	Bluemount Investment Fund SP (“Bluemount SP”)

Pursuant to the supplement to the Private Placement Memorandum between Bluemount SP and BAML, Bluemount SP shall pay BAML an asset management fee equal to one-fourth of 2 per cent per quarter of the net asset value of each series of Class A shares as at the last valuation day in each quarter. The asset management fee will be calculated quarterly and payable in Hong Kong dollars annually in arrears. BAML will also be entitled to receive a performance fee from Bluemount SP in respect of each series of participating share in issue. For each performance period, the performance fee in respect of each series of Class A shares will be equal to thirty per cent of the appreciation in the net asset value of the series during the performance period above the high water mark.

(iii)	Sunrise Global Strategies Fund SP (“Sunrise Global SP”)

Pursuant to the Private Placement Memorandum between Sunrise Global SP and BAML, Sunrise Global SP shall pay BAML an asset management fee equal to 1% per annum based on the net asset value of each series of Class A shares before deduction of that period’s management fee and before making any deduction for any accrued performance fees. The asset management fee will be calculated as at each valuation day and payable in US dollars monthly in arrears. BAML will also be entitled to receive a performance fee from Sunrise Global SP in respect of each series of Class A shares. For each performance period, the performance fee in respect of each series of Class A shares shall equal to 20% appreciation in the net asset value of the series during the performance period above the high water mark.

(iv)	Global Strategy Fund SP (“Global Strategy SP”)

Pursuant to the Private Placement Memorandum between Global Strategy SP and BAML, Global Strategy SP shall pay BAML an asset management fee in respect of each series of Class A shares and Class B shares.

In respect of each series of class A shares, Global Strategy SP shall pay BAML an asset management fee equal to 1% per annum based on the net asset value of each series of Class A shares before deduction of that period’s management fee and before making any deduction for any accrued performance fees. The asset management fee for Class A shares will be calculated as at each valuation day and payable in US dollars quarterly in arrears as soon as reasonably practicable after the end of March, June, September and December in each year.

In respect of each series of class B shares, Global Strategy SP shall pay BAML an asset management fee equal to 5% for the first calendar year and 1% per annum thereafter based on the net asset value of each series of Class B shares before deduction of that period’s management fee and before making any deduction for any accrued performance fees. The asset management fee for Class B shares for the first calendar year of its relevant subscription day will be calculated at the end of the offering period and on each subscription day and payable in US dollars in advance. After the end of the first calendar year from the relevant subscription day for each series of Class B shares, the asset management fee for Class B shares will be calculated as at each valuation day and payable in US Dollars quarterly in arrears as soon as reasonably practicable after the end of March, June, September and December in each year.

BAML will also be entitled to receive a performance fee from Global Strategy SP in respect of each series of Class A shares and Class B shares. For each performance period, the performance fee in respect of each series of Class A shares and Class B shares shall equal to 10% of the excess return and 10% appreciation in the net asset value of the series above the high water mark respectively during the performance period.

Bluemount Investment Fund SPC is considered a related party to the Group since both entities share common director.

(v)	Global New Normal Anti-Inflation Limited Partnership Fund SPC (“Global New SPC”)

Pursuant to the investment management agreement dated April 19, 2023 between Global New SPC and BAML, Global New SPC shall pay BAML a fixed monthly fee of HK$30,000 at the end of each month. The monthly fee will be payable in Hong Kong dollar in arrears as soon as reasonably practicable after the end of each month. In addition, Global New SPC shall also pay BAML an asset management fee equal to 0.5% per quarter of the net asset value of each series of portfolio (before deduction of that quarter's management fee) as at the last valuation day in each quarter. The asset management fee will be calculated quarterly and payable in Hong Kong dollar in arrears as soon as reasonably practicable after the end of March, June, September and December in each year.

Global New SPC is considered as a related party to the Group. This classification arises because the Group has been designated as the investment manager for this fund. On December 31, 2023, BAML issued a termination letter to resign as investment manager with Global New SPC, effective from 1 March 2024  .

(c)	Balances with related parties

		As of March 31,
		2024	2025
Name of related parties	Balance nature	HK$’000	HK$’000

Bluemount Investment Fund SP	Trade receivables	2,105	109
Cyber Investment Fund SP	Trade receivables	6,237	12
Global Strategy Fund SP	Trade receivables	-	3,979
Echo International Holdings Group Limited	Dividend payables	6,444	-
Bluemount Group Limited	Other receivables	26	26
Bluemount Investment Fund SPC	Other receivables	133	133
Bluemount Financial Holdings Limited	Other receivables	1	1
ECGO International Limited*	Loan	*	*
Yuk Cuisine Limited	Other payables	1,066	1,506
Yuk Cuisine (Hong Kong) Limited	Other payables	250	250

The above balances are unsecured and repayable on demand except for the outstanding dividend payables by Bluemount Financial Group Limited to Echo International Holdings Group Limited which has a stated interest rate of at 7% per annum.

* With effect from October 18, 2023, ECGO International Limited, the former related company, is no longer a substantial shareholder of one of the shareholders of the Company as it has disposed the corresponding equity shares. For information purpose, the loan from ECGO International Limited amounted to HK$150,000 and HK$150,000 as of March 31, 2024 and 2025, respectively.

(d)	Interests in subsidiaries

Particulars of the subsidiaries as of March 31, 2024 and 2025 are as follows:

Name of subsidiary	Place of Incorporation / operations	Issued and fully paid share capital	Proportion of voting power held by the Company		Principal activities
			2024	2025
Directly:
Bluemount Financial Group Limited	Hong Kong	Ordinary HK$23,010,300	100%	100%	Investment holding
Indirectly:
Bluemount Securities Limited	Hong Kong	Ordinary HK$18,000,000	100%	100%	Financial and brokerage services
Bluemount Asset Management Limited	Hong Kong	Ordinary HK$5,000,000	100%	100%	Wealth and asset management services
Bluemount Capital Limited	Hong Kong	Ordinary HK$10,000	100%	100%	Advisory services
Bluemount Commodities Limited	Hong Kong	Ordinary HK$100	100%	100%	Trading of timepieces and advisory services